Secured Note and Accounts Receivable - Related Parties (from 10Q) (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Interest income recognized	$ 594	$ 594
Preferred shares converted to common shares		654,850
Allowance for account receivable			502,315
Account Receivable Net Of Allowance	$ 270,478		$ 270,478	$ 772,793
Private placement sales per share	$ 0.35		$ 0.35